Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Loss Per Share
Summary of securities that have been excluded from the calculation of weighted-average common shares outstanding

	December 31,
Anti-dilutive common share equivalents:	2020	2019
Series A Preferred Stock	2,770,165	2,770,165
Series A-1 Preferred Stock	392,276	392,276
Series B Preferred Stock	2,631,972	1,483,491
Series C Preferred Stock	5,130,658	—
Restricted stock units	1,183,500	—
Stock options	1,384,984	1,004,000
Total anti-dilutive common share equivalents	13,493,555	5,649,932

Summary of basic and diluted net loss per common share

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,447,705)	$(2,746,021)
Denominator:
Weighted-average common shares outstanding, basic and diluted	9,716,768	9,507,926
Net loss per common share, basic and diluted	$(1.80)	$(0.29)